SCHEDULE OF RESEARCH AND DEVELOPMENT TAX CREDITS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Translation differences	$ (12)	$ 273
Total	7,196	5,041
Less: current portion	(6,948)	(4,799)
Research and development tax credits receivable, net	248	242
U K Research And Development Tax Credits [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credit	6,723	4,315
Revenue Commissioners, Ireland [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credit	$ 485	$ 453